UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/17 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (94.4%)

CONSUMER DISCRETIONARY (11.8%)

	APPAREL (0.6%)
114,500	Wolverine World Wide, Inc.	$3,207,145

	AUTO PARTS & EQUIPMENT (0.2%)
7,100	Cooper-Standard Holdings, Inc. *	716,177
5,500	Dorman Products, Inc. *	455,235
		1,171,412

	COMMERCIAL SERVICES (0.9%)
89,900	Monro Muffler Brake, Inc.	3,753,325
9,400	Nutrisystem, Inc.	489,270
		4,242,595

	DISTRIBUTION & WHOLESALE (2.3%)
69,400	Core-Mark Holding Co., Inc.	2,294,364
76,500	Pool Corp.	8,994,105
		11,288,469

	ENTERTAINMENT (1.5%)
25,000	Churchill Downs, Inc.	4,582,500
23,800	Marriott Vacations Worldwide Corp.	2,802,450
		7,384,950

	HOME BUILDERS (0.1%)
5,300	Cavco Industries, Inc. *	687,145

	HOUSEHOLD PRODUCTS (0.5%)
26,300	Helen of Troy, Ltd. *	2,474,830

	HOUSEWARES (0.1%)
7,600	Tupperware Brands Corp.	533,748

	LEISURE TIME (0.7%)
34,300	LCI Industries	3,512,320

	LODGING (0.2%)
40,000	ILG, Inc.	1,099,600

	RETAIL (4.7%)
38,700	Asbury Automotive Group, Inc. *	2,188,485
14,800	Big Lots, Inc. (1)	714,840
12,100	Bob Evans Farms, Inc.	869,143
31,000	Buffalo Wild Wings, Inc. *	3,927,700
48,900	Cheesecake Factory, Inc. (The)	2,459,670
6,300	Children's Place, Inc. (The) (1)	643,230
60,700	Dave & Buster's Entertainment, Inc. *	4,037,157
30,900	Domino's Pizza, Inc.	6,536,277
14,000	Five Below, Inc. *	691,180
26,400	Texas Roadhouse, Inc.	1,345,080
		23,412,762
		59,014,976

Shares		Value
CONSUMER STAPLES (4.5%)

	BEVERAGES (0.6%)
22,000	Boston Beer Co., Inc. (The) Class A (1)*	$2,907,300

	FOOD (2.5%)
47,400	B&G Foods, Inc. (1)	1,687,440
12,600	Cal-Maine Foods, Inc. (1)*	498,960
54,200	Calavo Growers, Inc. (1)	3,742,510
39,400	J&J Snack Foods Corp.	5,203,558
10,600	Lancaster Colony Corp.	1,299,772
		12,432,240

	RETAIL (1.4%)
66,800	Casey's General Stores, Inc. (1)	7,154,948
		22,494,488

FINANCIALS (9.3%)

	BANKS (1.5%)
104,548	First Financial Bankshares, Inc. (1)	4,621,022
37,900	Prosperity Bancshares, Inc.	2,434,696
11,800	Walker & Dunlop, Inc. *	576,194
		7,631,912

	COMMERCIAL SERVICES (1.2%)
32,400	Green Dot Corp. Class A *	1,248,372
27,000	LendingTree, Inc. (1)*	4,649,400
		5,897,772

	DIVERSIFIED FINANCIAL SERVICES (1.4%)
32,400	PRA Group, Inc. (1)*	1,227,960
125,100	Stifel Financial Corp. *	5,752,098
		6,980,058

	INSURANCE (4.4%)
60,900	Arch Capital Group, Ltd. *	5,681,361
4,000	Aspen Insurance Holdings Ltd.	199,400
18,200	Primerica, Inc.	1,378,650
58,600	ProAssurance Corp.	3,562,880
20,300	RenaissanceRe Holdings, Ltd.	2,822,715
131,900	RLI Corp.	7,204,378
1,000	Selective Insurance Group, Inc.	50,050
4,700	Universal Insurance Holdings, Inc. (1)	118,440
12,200	Validus Holdings, Ltd.	634,034
		21,651,908

	REITS (0.8%)
45,200	Equity Lifestyle Properties, Inc. REIT	3,902,568
		46,064,218

HEALTHCARE (9.0%)

	BIOTECHNOLOGY (0.2%)
4,400	Bio-Rad Laboratories, Inc. Class A *	995,764

June 30, 2017

Shares		Value

	COMMERCIAL SERVICES (1.3%)
75,450	PAREXEL International Corp. *	$6,557,359

	HEALTHCARE PRODUCTS (3.2%)
39,500	Cantel Medical Corp.	3,077,445
31,500	ICU Medical, Inc. *	5,433,750
20,000	IDEXX Laboratories, Inc. *	3,228,400
19,800	Insulet Corp. *	1,015,938
20,400	Nevro Corp. (1)*	1,518,372
53,200	Wright Medical Group NV *	1,462,468
		15,736,373

	HEALTHCARE SERVICES (2.1%)
31,200	Chemed Corp.	6,381,336
17,000	Teladoc, Inc. (1)*	589,900
27,500	Tivity Health, Inc. *	1,095,875
41,300	US Physical Therapy, Inc.	2,494,520
		10,561,631

	PHARMACEUTICALS (2.2%)
79,000	Akorn, Inc. *	2,649,660
28,500	Neogen Corp. *	1,969,635
15,200	PRA Health Sciences, Inc. *	1,140,152
58,400	VCA Antech, Inc. *	5,390,904
		11,150,351
		45,001,478

INDUSTRIALS (33.8%)

	AEROSPACE & DEFENSE (5.4%)
63,200	Esterline Technologies Corp. *	5,991,360
147,681	HEICO Corp.	10,609,403
79,400	Teledyne Technologies, Inc. *	10,135,410
		26,736,173

	BUILDING MATERIALS (4.1%)
124,000	AAON, Inc.	4,569,400
80,800	Lennox International, Inc.	14,838,112
14,500	Trex Co., Inc. *	981,070
		20,388,582

	COMMERCIAL SERVICES (3.7%)
14,200	Advisory Board Co. (The) *	731,300
6,100	Brink's Co. (The)	408,700
193,400	Healthcare Services Group, Inc.	9,056,922
7,500	Insperity, Inc.	532,500
185,900	Rollins, Inc.	7,567,989
		18,297,411

	COMPUTERS (0.2%)
26,800	Mercury Systems, Inc. *	1,128,012

	DIVERSIFIED FINANCIAL (0.1%)
5,800	WageWorks, Inc. *	389,760

	ELECTRICAL EQUIPMENT (1.9%)
17,200	Acuity Brands, Inc. (1)	3,496,416
85,700	EnerSys	6,208,965
		9,705,381

Shares		Value
	ELECTRONICS (1.5%)
7,100	Watts Water Technologies, Inc. Class A	$448,720
102,000	Woodward Inc.	6,893,160
		7,341,880

	ENGINEERING & CONSTRUCTION (0.7%)
41,000	Argan, Inc.	2,460,000
14,300	Dycom Industries, Inc. (1)*	1,280,136
		3,740,136

	ENVIRONMENTAL CONTROL (2.0%)
153,900	Waste Connections, Inc.	9,914,238

	HAND & MACHINE TOOLS (1.7%)
22,900	Franklin Electric Co., Inc.	948,060
81,800	Lincoln Electric Holdings, Inc.	7,532,962
		8,481,022

	HOUSEWARES (2.8%)
200,200	Toro Co. (The)	13,871,858

	MACHINERY - DIVERSIFIED (1.0%)
28,000	Applied Industrial Technologies, Inc.	1,653,400
25,800	Nordson Corp.	3,130,056
		4,783,456

	MACHINERY DIVERSIFIED (2.3%)
80,000	Middleby Corp. (The) *	9,720,800
19,100	Wabtec Corp. (1)	1,747,650
		11,468,450

	MACHINERY-CONSTR&MINING (0.1%)
10,300	BWX Technologies, Inc.	502,125

	METAL FABRICATE/HARDWARE (1.6%)
23,000	Mueller Industries, Inc.	700,350
51,600	RBC Bearings, Inc. *	5,250,816
13,800	Valmont Industries, Inc.	2,064,480
		8,015,646

	MISCELLANEOUS MANUFACTURERS (3.4%)
120,000	AZZ, Inc.	6,696,000
36,200	Carlisle Companies, Inc.	3,453,480
61,900	EnPro Industries, Inc.	4,417,803
6,500	ITT, Inc.	261,170
12,500	John Bean Technologies Corp.	1,225,000
15,600	Lydall, Inc. *	806,520
		16,859,973

	RETAIL (0.3%)
40,600	Rush Enterprises, Inc. Class A *	1,509,508

	TRANSPORTATION (1.0%)
33,800	Landstar System, Inc.	2,893,280
30,000	XPO Logistics, Inc. *	1,938,900
		4,832,180

Schedule of Investments (unaudited) (continued)

Shares		Value

	TRUCKING & LEASING (0.0%)
4,600	Greenbrier Companies, Inc. (The) (1)	$212,750
		168,178,541

INFORMATION TECHNOLOGY (16.9%)

	COMMERCIAL SERVICES (1.1%)
50,000	WEX, Inc.*	5,213,500

	COMPUTERS (2.2%)
3,200	CACI International, Inc. Class A *	400,160
57,300	ExlService Holdings, Inc. *	3,184,734
11,300	Insight Enterprises, Inc. *	451,887
54,300	MAXIMUS, Inc.	3,400,809
6,500	NetScout Systems, Inc. *	223,600
45,700	Science Applications International Corp.	3,172,494
		10,833,684

	DIVERSIFIED FINANCIAL SERVICES (0.1%)
5,000	Ellie Mae, Inc. *	549,550

	ELECTRICAL EQUIPMENT (0.2%)
5,200	Littelfuse, Inc.	858,000

	ELECTRONICS (2.2%)
8,000	Applied Optoelectronics, Inc. (1)*	494,320
4,000	Coherent, Inc. *	899,960
10,500	II-VI, Inc. *	360,150
8,200	Itron, Inc. *	555,550
56,800	SYNNEX Corp.	6,813,728
19,800	Tech Data Corp. *	1,999,800
		11,123,508

	INTERNET (3.6%)
93,300	ePlus, Inc. *	6,913,530
48,800	Proofpoint, Inc. (1)*	4,237,304
28,800	Stamps.com, Inc. (1)*	4,460,400
9,000	Trade Desk, Inc. (The) Class A *	450,990
14,800	Wix.com, Ltd. *	1,030,080
30,000	Zendesk, Inc. *	833,400
		17,925,704

	SOFTWARE (7.5%)
37,100	ACI Worldwide, Inc. *	829,927
23,826	ANSYS, Inc. *	2,899,148
10,700	Blackbaud, Inc.	917,525
17,800	CommVault Systems, Inc. *	1,004,810
38,100	Fair Isaac Corp.	5,311,521
64,200	j2 Global, Inc.	5,462,778
13,400	New Relic, Inc. *	576,334
16,300	Paycom Software, Inc. (1)*	1,115,083
62,658	Tyler Technologies, Inc. *	11,007,131
31,400	Ultimate Software Group, Inc. (The) (1)*	6,595,884

Shares		Value
44,800	Verint Systems, Inc. *	$1,823,360
		37,543,501
		84,047,447

MATERIALS (6.0%)

	BUILDING MATERIALS (0.4%)
26,500	US Concrete, Inc. (1)*	2,081,575

	CHEMICALS (2.1%)
12,700	Balchem Corp.	986,917
8,700	NewMarket Corp.	4,006,176
26,600	PolyOne Corp.	1,030,484
58,000	Sensient Technologies Corp.	4,670,740
		10,694,317

	HOUSEWARES (0.7%)
38,800	Scotts Miracle-Gro Co. (The)	3,471,048

	MISCELLANEOUS MANUFACTURER (1.7%)
95,200	AptarGroup, Inc.	8,269,072

	PACKAGING & CONTAINERS (1.1%)
172,600	Silgan Holdings, Inc.	5,485,228
		30,001,240

UTILITIES (3.1%)

	ELECTRIC (0.6%)
37,800	El Paso Electric Co.	1,954,260
15,600	NorthWestern Corp.	951,912
		2,906,172

	OIL & GAS (2.5%)
55,200	New Jersey Resources Corp.	2,191,440
23,800	Northwest Natural Gas Co.	1,424,430
170,800	South Jersey Industries, Inc.	5,836,236
41,600	Southwest Gas Holdings, Inc.	3,039,296
		12,491,402
		15,397,574

TOTAL COMMON STOCKS (Cost $286,649,017) (94.4%)		470,199,962

EXCHANGE-TRADED FUND (1.0%)
37,000	iShares Russell 2000 ETF	5,214,040

TOTAL EXCHANGE-TRADED FUND (Cost $4,650,593) (1.0%)		5,214,040

SHORT-TERM INVESTMENTS (14.5%)

	MONEY MARKET FUNDS (14.5%)
25,788,997	State Street Institutional U.S. Government Money Market Fund, Premier Class	25,788,997

June 30, 2017

Shares		Value
46,279,144	State Street Navigator Securities Lending Government Money Market Portfolio (2)	$46,279,144

TOTAL SHORT-TERM INVESTMENTS (Cost $72,068,141) (14.5%)		72,068,141

TOTAL INVESTMENT SECURITIES (109.9%) (Cost $363,367,751)		$547,482,143

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-9.9%)		(49,184,533)

NET ASSETS (3) (100%)		$498,297,610

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2017, the market value of the securities on loan was $45,470,608.
(2)	Securities with an aggregate market value of $45,470,608 were out on loan in exchange for $46,279,144 of cash collateral as of June 30, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $363,367,751, aggregate gross unrealized appreciation was $190,013,106, aggregate gross unrealized depreciation was $5,898,714 and the net unrealized appreciation was $184,114,392.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$470,199,962	$—	$—	$470,199,962
Exchange-Traded Fund	5,214,040	—	—	5,214,040
Short-Term Investments	72,068,141	—	—	72,068,141
Total Investments in Securities	$547,482,143	$—	$—	$547,482,143

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	08/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	08/29/2017